Derivative liability (Details) - IPO [Member]	Jun. 30, 2025 $ / shares $ / item
Minimum [Member]
Derivative liability [Line Items]
Price per share | $ / shares	$ 7
Price per unit | $ / item	7
Maximum [Member]
Derivative liability [Line Items]
Price per share | $ / shares	$ 9
Price per unit | $ / item	9